Note 11 - 2022 Convertible Note Offering - Summary of Valuation Assumptions for Warrants (Details)	Jul. 06, 2022 $ / shares
Investor Warrants [Member]
Closing price per share of Common Stock (in dollars per share)	$ 79.84
Investor Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input	79.52
Investor Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.8844
Investor Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0296
Investor Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0
Investor Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	5.0
Placement Agent Warrants [Member]
Closing price per share of Common Stock (in dollars per share)	$ 79.84
Placement Agent Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input	80.48
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.8844
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0296
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0
Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	5.0